Investment Risks - Putnam Focused Large Cap Growth ETF	Feb. 28, 2025
Trading issues risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading issues risk. The fund, has a limited public trading history. There can be no assurance that an active trading market will develop or be maintained or that the market for fund shares will operate as intended, which could lead to the fund’s shares trading at wider spreads and larger premiums and discounts to NAV than other actively managed ETFs, particularly during periods of market disruption or volatility. As a result, it may cost investors more to trade fund shares than shares of other ETFs. There is no guarantee that the fund will be able to attract market makers and authorized participants. Market makers and authorized participants are not obligated to make a market in the fund’s shares or to submit purchase and redemption orders for creation units.
The market prices of the fund’s shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s NAV, the intraday value of the fund’s holdings and supply and demand for the fund’s shares. The Investment Manager cannot predict whether the fund’s shares will trade above, below or at their NAV or the intraday value of the fund’s holdings. During such periods, investors may incur significant losses if they sell shares.
The securities held by the fund may be traded in markets that close at a different time than the exchange on which the fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the exchange and the corresponding premium or discount to the shares’ NAV may widen.

Large shareholder transaction risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large shareholder transaction risk. The fund may be an investment option for mutual funds that are managed by the Investment Manager and its affiliates. Additionally, other investors from time to time may make substantial investments in the fund. Such shareholders may at times be considered to control the fund. Dispositions of a large number of shares by these shareholders may adversely affect the fund’s liquidity and net assets to the extent such transactions are executed directly with the fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. These redemptions may also force the fund to sell securities, which may increase the fund’s brokerage costs. In addition, fund returns may be adversely affected if the fund holds a portion of its assets in liquid, cash-like investments in connection with or in anticipation of shareholder redemptions. To the extent these large shareholders transact in shares of the fund on the secondary market, such transactions may account for a large percentage of the trading volume on the exchange and may, therefore, have a material effect (upward or downward), on the market price of the fund’s shares.

Authorized participant concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Authorized participant concentration risk. Only an authorized participant may engage in creation and redemption transactions directly with the fund. The fund may have a limited number of financial institutions that act as authorized participants, none of which are obligated to engage in creation and/ or redemption transactions. To the extent that those authorized participants do not engage in creation and redemption orders, there may be a significantly diminished trading market for fund shares or fund shares may trade at a discount (or premium) to NAV and possibly face trading halts and/or de-listing.

Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market risk. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject.

Common stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Common stock risk. Common stock represents an ownership interest in a company. The value of a company’s stock may fall or fail to rise as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs.

Growth investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Growth investing risk. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing.
Industry or sector concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Industry or sector concentration risk. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those industries or sectors. For example, the fund may invest a significant portion of its assets in companies in the information technology sector that may be significantly affected by technological obsolescence or innovation, short product cycles, falling prices and profits, competitive pressures and general market conditions.

Management and operational risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management and operational risk. There is no guarantee that the investment techniques, analyses, or judgments that the Investment Manager applies in making investment decisions for the fund will produce the intended outcome or that the investments the Investment Manager selects for the fund will perform as well as other securities that were not selected for the fund. The Investment Manager, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund. The fund may not achieve its goal, and it is not intended to be a complete investment program.

Fluctuation of NAV and share price risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fluctuation of NAV and share price risk. Shares may trade at a larger premium or discount to the NAV than shares of other ETFs. The NAV of the fund will generally fluctuate with changes in the market value of the fund’s holdings. The fund’s shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund’s shares may result in the fund’s shares trading significantly above (at a premium) or below (at a discount) to NAV or the intraday value of the fund’s holdings. In addition, in stressed market conditions or periods of market disruption or volatility, the market for the fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-diversified risk. As a non-diversified fund, the fund invests in fewer issuers and is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities it holds. Moreover, the gains and losses on a single investment may have a greater impact on the fund’s NAV and may make the fund more volatile than more diversified funds.